Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000 % Asset Backed Notes

Class A-2A .83 % Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27 % Asset Backed Notes

Class B 1.82 % Asset Backed Notes

Class C 2.40 % Asset Backed Notes

Class D 3.00 % Asset Backed Notes

Class E 3.60 % Asset Backed Notes

 Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	03/01/2019
Monthly Period Ending:	03/31/2019
Prev. Distribution/Close Date:	03/08/2019
Distribution Date:	04/08/2019
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	48

Purchases	Units	Start Date	Closing Date	Original Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$200,138,697

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	9,182,653
{3} Collections on Receivables paid off during period				{3}	3,297,272
{4} Receivables becoming Liquidated Receivables during period				{4}	1,942,993
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	(843)
{7} Less amounts allocable to Interest				{7}	(2,030,184)

{8} Total Monthly Principal Amounts					{8}	12,391,891

{9} End of period Aggregate Principal Balance					{9}	$187,746,806

{10} Pool Factor					{10}	14.7599693%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$0	$0	$0	$0	$0

{13} Noteholders’ Principal Distributable Amount	{13}	0	0	0	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$0	$0	$0	$0

{18} Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	0.0000000%	0.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000
{19} Beginning of period Note Balance	{19}	$54,728,697	$112,380,000	$26,670,000		$193,778,697

{20} Noteholders’ Principal Distributable Amount	{20}	6,360,000	0	0		6,360,000
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	6,031,891	0	0		6,031,891
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$42,336,806	$112,380,000	$26,670,000		$181,386,806

{25} Note Pool Factors	{25}	37.0465576%	100.0000000%	100.0000000%		15.1155672%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance	{26}	$187,746,806
{27} 14.50% of Ending Aggregate Principal Balance	{27}	27,223,287
{28} Less Specified Reserve Balance	{28}	(25,440,000)
{29} Sum of {27} and {28}	{29}	1,783,287
{30} Required Pro Forma Note Balance {26} - {29}	{30}	185,963,519

{31} Beginning Note Balance	{31}	193,778,697
{32} Total Monthly Principal Amount	{32}	(18,423,782)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)	{33}	175,354,915

{34} Excess of Required Pro-forma over Pro-forma Balance	{34}	10,608,604
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)	{35}	6,031,891
{36} Step-Down Amount Lesser of {34} or {35}	{36}	$6,031,891

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts	{37}	$12,391,891
{38} Step-down Amount	{38}	(6,031,891)
{39} Principal Distributable Amount	{39}	$6,360,000

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class A - 1	$0	0	0.400000%	31	Actual days/360	$0
{41}	Class A - 2A	$0	0	0.83000%	30	30/360	0
{42}	Class A - 2B	$0	0	0.40000%	31	Actual days/360	0
{43}	Class A - 3	$0	0	1.27000%	30	30/360	0
{44}	Class B	$0	0	1.82000%	30	30/360	0
{45}	Class C	$54,728,697	0	2.40000%	30	30/360	109,458
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	12,437,849
{49} Liquidation Proceeds collected during period	{49}	1,058,513
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	0
{51} Investment Earnings - Collection Account	{51}	17,416
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{52}	49,564
{53} Collection of Supplemental Servicing - Extension Fees	{53}	42,076
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{54}	111,792
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{55}	105,209
{56} Total Available Funds	{56}	13,822,419

Distributions:
{57} Base Servicing Fee	{57}	375,260
{58} Repo and Recovery Fees - reimbursed to Servicer	{58}	111,792
{59} Bank Service Charges - reimbursed to Servicer	{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{60}	105,209
{61} Trustee and Trust Collateral Agent Fees	{61}	425
{62} Owner Trustee Fee	{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{64}	0
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{65}	0
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{66}	0
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{67}	0
{68} Class B Noteholders’ Interest Distributable Amount	{68}	0
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{69}	0
{70} Class C Noteholders’ Interest Distributable Amount	{70}	109,458
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{71}	0
{72} Class D Noteholders’ Interest Distributable Amount	{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{73}	0
{74} Class E Noteholders’ Interest Distributable Amount	{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{75}	6,031,891
{76} Noteholders’ Principal Distributable Amount	{76}	6,360,000
{77} To the Reserve Account, the Reserve Account Deposit	{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{78}	0
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{79}	0
{80} To the Certificateholders, the aggregate amount remaining	{80}	367,216
{81} Total Distributions	{81}	$13,822,419

	VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{82}	Class A	$0	$187,746,806	$0	$13,229,525	$0
{83}	Class B	0	187,746,806	0	13,229,525	0
{84}	Class C	54,728,697	187,746,806	0	13,120,067	0
{85}	Class D	167,108,697	187,746,806	0	12,839,117	0
{86}	Class E	193,778,697	187,746,806	6,031,891	12,759,107	6,031,891

	VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
	{87} Excess Available Funds						{87}	$367,216
	{88} Pro-Forma Note Balance (Calculated after Step-Down)						{88}	181,386,806
	{89} Required Pro Forma Note Balance						{89}	185,963,519
	{90} Excess of Pro-Forma Balance over Required Pro-Forma Balance						{90}	0
	{91} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{91}		$0

	IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
	{92} Specified Reserve Balance								$25,440,000

	{93} Beginning of period Reserve Account balance						{93}		$25,440,000
	{94} The Reserve Account Deposit, from Collection Account						{94}	0
	{95} Investment Earnings						{95}	49,564
	{96} Investment Earnings - transferred to Collection Account Available Funds						{96}	(49,564)
	{97} Reserve Account Withdrawal Amount						{97}	0

	{98} End of period Reserve Account balance						{98}		$25,440,000

	X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

	{99} Aggregate Principal Balance						{99}	$187,746,806
	{100} End of Period Note Balance						{100}	181,386,806
	{101} Overcollateralization						{101}	6,360,000
	{102} Overcollateralization %						{102}		3.39%

	XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
	{103} Original Number of Receivables						{103}	63,313
	{104} Beginning of period number of Receivables						{104}	0	19,251
	{105} Number of Receivables becoming Liquidated Receivables during period						{105}	11,900	172
	{106} Number of Receivables becoming Purchased Receivables during period						{106}	17	0
	{107} Number of Receivables paid off during period						{107}	32,776	459
	{108} End of period number of Receivables						{108}	18,620	18,620

	XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
	{109} Weighted Average APR of the Receivables					{109}	12.67%	12.57%	12.57%
	{110} Weighted Average Remaining Term of the Receivables					{110}	66.00	25.85	24.94
	{111} Weighted Average Original Term of Receivables					{111}	71.00	71.00	71.00
	{112} Average Receivable Balance					{112}	$20,091	$10,396	$10,083
	{113} Net Losses in Period					{113}	$0	$965,900	$884,480
	{114} Aggregate Realized Losses					{114}	$0	$99,197,489	$100,081,969
	{115} Aggregate Realized Loss Percentage					{115}		7.798%	7.868%
	{116} ABS Prepay Speed					{116}		1.0622	1.1601

	XIII. DELINQUENCY:

							Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{117} 31-60 days					{117}	1,872	$23,250,397	11.62%
	{118} 61-90 days					{118}	342	3,949,040	1.97%
	{119} 91-120 days					{119}	125	1,388,186	0.69%
	{120} Total					{120}	2,339	$28,587,623	14.28%

	XIV. EXTENSIONS

	{121} Principal Balance of Receivables extended during current period					{121}		$4,583,058
	{122} Beginning of Period Aggregate Principal Balance					{122}		200,138,697
	{123} Extension Rate {121} divided by {122}					{123}			2.29%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	April 3, 2019

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